Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000012145 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Shares
Accumulated Value	$ 10,000		$ 9,933	$ 12,350	$ 11,492	$ 12,466	$ 11,382	$ 15,584	$ 12,268	$ 13,982	$ 16,671	$ 19,988
C000032457 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Shares
Accumulated Value	10,000		10,138.7369478928	12,619.4987600503	13,446.33389	15,169.7598934913	17,555.8260920645	25,572.791899674	20,094.2742443168	21,678.1533236094	29,546.6947491438	34,945.8432446512
Dow Jones U S Total Stock Market Float Adjusted Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value	10,000		10,420.7080870222	12,917.3411656747	13,764.7312625497	15,608.318593795	17,167.2992177236	24,733.1196775484	20,542.3410685548	22,266.6941710563	30,726.7599558752	37,149.8538864901
MSCI All Country World Index ex USA Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index ex USA Net
Accumulated Value	10,000		10,022	12,392	11,370	12,652	12,321	15,976	12,025	13,477	16,757	20,934
MSCI US Broad Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI US Broad Market Index
Accumulated Value	$ 10,000		$ 10,428.5489174643	$ 12,925.4364122448	$ 13,782.084109839	$ 15,640.5688134525	$ 17,243.3771184142	$ 24,884.8093402509	$ 20,779.6892837412	$ 22,547.1368980012	$ 31,118.1944511644	$ 37,629.9548538531